             As filed with the Securities and Exchange Commission on May 1, 2001
                                                       Registration No. 33-26116
                                                                        811-5710


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   __________

                                   FORM N-lA

            Registration Statement Under The Securities Act Of 1933          [X]

                         Pre-Effective Amendment No.__                       [_]

                        Post-Effective Amendment No. 15                      [X]

                                    and/or

           Registration Statement Under The Investment Company Act Of 1940   [X]

                               Amendment No. 16                              [X]

                       (Check appropriate box or boxes)

                        PILGRIM NATURAL RESOURCES TRUST
              (formerly named Lexington Natural Resources Trust)
                (Exact Name of Registrant Specified in Charter)

                         7337 E. Doubletree Ranch Road
                           Scottsdale, Arizona 85258
                   (Address of Principal Executive Offices)
      Registrant's Telephone Number, Including Area Code: (800) 992-0180

             James M. Hennessy, Esq.                 With Copies To:
           ING Pilgrim Investments, LLC          Jeffrey S. Puretz, Esq.
          7337 E. Doubletree Ranch Road                 Dechert
            Scottsdale, Arizona 85258             1775 Eye Street, N.W.
                                                 Washington, D.C. 20006
    (Name and Address of Agent for Service)

                                  __________

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[_] on (date)  pursuant to paragraph (a)(1)
[_] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                               Explanatory Note

     The purpose of this filing is to file as an exhibit a Code of Ethics, as required by Item 23 (p) of Form N-1A. Parts A and B of the Registrant's Registration Statement, Post-Effective Amendment No. 14, SEC File No. 33-26116, as filed on April 26, 2001, are incorporated herein by reference.

                                    PART C
                               OTHER INFORMATION

ITEM 23.  Exhibits

(a)(1) Declaration of Trust - Filed electronically on 4/10/97 - Incorporated by reference

   (2) Certificate of Amendment of Declaration of Trust - Filed electronically on 4/26/01 - Incorporated by reference

(b)    By-Laws - Filed electronically on 4/10/97 - Incorporated by reference

(c) Rights of Holders - Filed electronically on 4/24/98 - Incorporated by reference

(d) Form of Investment Management Agreement between Registrant and Pilgrim Investments, Inc. - Filed electronically on 4/26/01 - Incorporated by reference

(e)(1) Distribution Agreement between Registrant and Lexington Funds Distributor, Inc. - Filed electronically on 4/10/97 - Incorporated by reference

   (2) Form of Distribution Agreement between Registrant and Pilgrim Securities, Inc. - Filed electronically on 4/26/01 - Incorporated by reference

(f) Retirement Plan for Eligible Trustees - Filed electronically On 4/24/98 - Incorporated by reference

(g)(1) Form of Custodian Agreement between Registrant and Chase Manhattan Bank, N.A. - Filed electronically on 4/28/95

   (2) Form of Custody Agreement between Registrant and State Street Bank & Trust Company - Filed electronically on 4/26/01 - Incorporated by reference

(h)(1) Transfer Agency Agreement between Registrant and State Street Bank & Trust Company - Filed electronically on April 29, 1996 - Incorporated by reference

   (2) Form of Administrative Services Agreement between Registrant and Lexington Management Corporation - Filed electronically on 4/28/95 - Incorporated by reference

   (3) Form of Administration Agreement between Registrant and Pilgrim Group, Inc. - Filed electronically on 4/26/01 - Incorporated by reference

(i) Opinion of Counsel as to Legality of Securities being registered - Filed electronically on 4/24/98 - Incorporated by reference

(j)    Consents
       (1) Consent of Dechert - Filed electronically on 4/26/01 - Incorporated by reference

       (2) Consent of KPMG LLP Filed electronically on 4/26/01 - Incorporated by reference

(k)    Not Applicable

(l)    Not Applicable

(m)    Not Applicable

(n)    Not Applicable

(o)    Not Applicable

(p)    Pilgrim Group Funds Code of Ethics


Item 24.  Persons Controlled by or under Common Control with Registrant

See "Management of the Fund" in the Prospectus and Statement of Additional Information.


Item 25.  Indemnification

     Under the terms of the General Laws of the State of Massachusetts and the Trust's Restated Declaration of Trust, the Trust shall indemnify each of its Trustees to receive such indemnification (including those who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise), against all liabilities and expenses, including amounts paid in satisfaction of judgements, in compromise of fines and penalties, and counsel fees, reasonably incurred by him in connection with the defense or disposition of any action, suit or ether proceeding by the Trust or any other person, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been, such a Trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith or with willful misfeasance or reckless disregard of duties or gross negligence; provided, however, that as to any matter disposed of by a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent, decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent counsel approved by the Trustees to the effect that if the foregoing matter had been adjudicated they would likely have been adjudicated in favor of such Trustee, officer, employee or agent. The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he may lawfully be titled; provided, however, that no Trustee, officer, employee or agent may satisfy any right of indemnity or reimbursement granted herein or to which he may otherwise be entitled except out of Trust Property, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under the Declaration of Trust, provided that the indemnified Trustee, officer, employee or agent shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is entitled to such indemnification.

Item 26.  Business and Other Connections of Investment Adviser

Information as to the directors and officers of ING Pilgrim Investments, LLC ("ING Pilgrim Investments"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Pilgrim Investments in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 27.  Principal Underwriters

(a) ING Pilgrim Securities, Inc. is the principal underwriter for the Registrant and for Pilgrim Advisory Funds, Inc., Pilgrim Investment Funds, Inc., Pilgrim Bank and Thrift Fund, Inc., Pilgrim Prime Rate Trust, Pilgrim Mutual Funds, Pilgrim Equity Trust, Pilgrim SmallCap Opportunities Fund, Pilgrim Growth Opportunities Fund, Pilgrim Mayflower Trust, Pilgrim GNMA Income Fund, Inc., Pilgrim Growth and Income Fund, Inc., Pilgrim International Fund, Inc., Pilgrim Precious Metals Fund, Inc., Pilgrim Russia Fund, Inc., Pilgrim Funds Trust, Lexington Money Market Trust, Pilgrim Emerging Markets Fund, Inc., USLICO Series Fund, Pilgrim Variable Products Trust, and Pilgrim Variable Insurance Trust, and Pilgrim Senior Income Fund.

(b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c)  Not Applicable.

Item 28.  Location of Accounts and Records

With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270, 31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

The Registrant, Pilgrim Natural Resources Trust, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 will maintain physical possession of each such account, book or other document of the Company, except for those maintained by the Registrant's Custodian, State Street Bank & Trust, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, or Transfer Agent, DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri 64141-6368.

Item 29.  Management Services

          None.

Item 30.  Undertakings -

          Not Applicable.

                                  SIGNATURES
                                  ----------

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 1st day of May, 2001.


                                PILGRIM NATURAL RESOURCES TRUST
                                (formerly named Lexington Natural
                                Resources Trust)

                                By: /s/ Kimberly A. Anderson
                                   ------------------------------------
                                   Kimberly A. Anderson
                                   Vice President & Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



           Signature                   Title                           Date
           ---------                   -----                           ----

                                       Trustee and Chairman         May 1, 2001
---------------------------------
         John G. Turner*

                                       President and Chief          May 1, 2001
                                       Executive Officer
---------------------------------
        James M. Hennessy*

                                       Trustee                      May 1, 2001
---------------------------------
        Paul S. Doherty*

                                       Trustee                      May 1, 2001
---------------------------------
        Alan L. Gosule*

                                       Trustee                      May 1, 2001
---------------------------------
       Walter H. May, Jr.*

                                       Trustee                      May 1, 2001
---------------------------------
       Thomas J. McInerney*

           Signature                   Title                            Date
           ---------                   -----                            ----

                                       Trustee                      May 1, 2001
---------------------------------
          Jock Patton*

                                       Trustee                      May 1, 2001
---------------------------------
       David W.C. Putnam*

                                       Trustee                      May 1, 2001
---------------------------------
       Blaine E. Rieke*

                                       Trustee                      May 1, 2001
---------------------------------
      Richard A. Wedemeyer*

                                       Senior Vice President and    May 1, 2001
                                       Principal Financial Officer
---------------------------------
       Michael J. Roland*


*By:  /s/ Kimberly A. Anderson
      ----------------------------
      Kimberly A. Anderson,
      Vice President and Secretary
      Attorney-in-Fact**



**Powers of Attorney for the Trustees, James M. Hennessy and Michael J. Roland were filed as part of Post-Effective Amendment No. 13 to the Registrant's Registration Statement as filed on March 1, 2001 and are incorporated by reference.

                                 EXHIBIT INDEX


Exhibit Number         Description

(p)                    Pilgrim Group Funds Code of Ethics